Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2020
Accounts Receivable Net
Accounts Receivable net - Accounts Receivable Lessen By Provision for Doubtful Receivables

Accounts receivable consisted of the following:

	December 31, 2020	December 31, 2019
Accounts receivable	$19,959	$12,786
Less: Provision for credit losses	(2,990)	(1,495)
Accounts receivable, net	$16,969	$11,291

Accounts Receivable net - Charges to provisions for doubtful accounts

Charges to provisions for doubtful accounts are summarized as follows:

Allowance for credit losses	Balance at beginning of period	Charges to costs and expenses	Amount utilized	Balance at end of period
Year ended December 31, 2020	$(1,495)	$(1,495)	$—	$(2,990)
Year ended December 31, 2019	$(1,495)	$—	$—	$(1,495)
Year ended December 31, 2018	$(1,495)	$—	$—	$(1,495)